Operating Leases - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) TradingDay	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 03, 2021
Lessee, Lease, Description [Line Items]
Lessee operating lease term of contract							11 years
Payments for proceeds from tenant allowance					$ 0	$ 0
Operating lease cost	$ 1,325	$ 679	$ 2,650	$ 1,359	3,800	2,700
Variable lease payment					700	600
Tenant Improvement Reimbursements	$ (9,361)		$ (9,361)		(17,463)
Short-term lease expense					$ 0	$ 0
Corporate Headquarters Lease [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term of contract					8 years
Lease expiration year					2027
Alameda Lease [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term of contract					11 years
Lease expiration year					2032
Operating lease renewal description					two additional terms of five years
Tenant Improvement Reimbursements					$ 17,500
Corporate Headquarters [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term of contract	8 years		8 years
Lessee Operating Lease Renewal Term	8 years		8 years
Alameda [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term of contract	11 years		11 years
Lessee Operating Lease Renewal Term	5 years		5 years
Tenant Improvement Reimbursements	$ 8,100		$ 8,100
Lessee Operating Lease Number Of Renewal Options | TradingDay			2
Tenant Improvement Allowance			$ 17,500